Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended															12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Aug. 31, 2019	Jun. 30, 2019	Aug. 31, 2018	Dec. 31, 2017
Common shares, dividends declared (USD per share)																$ 4.90	$ 2.65	$ 2.5140
Dividends payable on common shares	$ 2,694.5															$ 2,694.5	$ 1,375.4
Quarterly dividend
Common shares, dividends declared (USD per share)	$ 0.10
Common Stock, Dividends, Per Share, Cash Paid		$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10
Annual variable dividend
Common shares, dividends declared (USD per share)	$ 4.50
Common Stock, Dividends, Per Share, Cash Paid							$ 2.25						$ 2.5140		$ 1.1247
Series B Preferred Stock
Dividends payable on common shares	$ 13.4												$ 13.4			13.4			$ 13.4		$ 13.4	$ 13.4		$ 13.5
Preferred shares, dividends declared (USD per share)	$ 26.875
Preferred Stock, Dividends, Per Share, Cash Paid			$ 26.875			$ 26.875			$ 26.875			$ 26.875		$ 27.024
Common equities
Dividends payable on common shares	$ 2,694.5															2,694.5
Common equities | Quarterly dividend
Dividends payable on common shares	58.6		$ 58.6			$ 58.5			$ 58.5			$ 58.4				58.6	58.5			$ 58.5			$ 58.4
Common equities | Annual variable dividend
Dividends payable on common shares	$ 2,635.9															$ 2,635.9	$ 1,316.9	$ 1,467.9							$ 655.1